Pension benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension benefits
The expenses for our defined benefit pension plans for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2015	2014	2013
Benefits earned during the year	12.2	16.6	14.9
Interest cost on prior years' benefit obligation	3.5	6.8	6.3
Gross pension cost for the year	15.7	23.4	21.2
Expected return on plan assets	(3.2)	(5.8)	(4.7)
Administration charges	0.8	0.9	0.5
Net pension cost for the year	13.3	18.5	17.0
Social security cost	1.9	2.6	2.4
Amortization of actuarial gains/losses	3.4	2.2	1.5
Amortization of prior service cost	—	—	(0.4)
Total net pension cost	18.6	23.3	20.5

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Projected benefit obligations	129.8	186.5
Plan assets at market value	(97.0)	(113.8)
Accrued pension liability exclusive social security	32.8	72.7
Social security related to pension obligations	4.6	10.2
Accrued pension liabilities	37.4	82.9

Change in benefit obligations
Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014

Benefit obligations at beginning of year	186.5	176.1
Interest cost	3.5	6.8
Current service cost	12.2	14.0
Benefits paid	(1.9)	(1.9)
Change in unrecognized actuarial loss	(20.0)	23.5
Settlement	(20.2)	—
Foreign currency translations	(30.3)	(32.0)
Benefit obligations at end of year	129.8	186.5

Change in pension plan assets
Change in plan assets

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014

Fair value of plan assets at beginning of year	113.8	125.8
Expected return on plan assets	3.2	4.9
Contribution by employer	11.7	16.9
Administration charges	(0.8)	(0.9)
Benefits paid	(1.9)	(2.0)
Change in unrecognized actuarial (loss) gain	—	(8.9)
Settlement	(11.2)	—
Foreign currency translations	(17.8)	(22.0)
Fair value of plan assets at end of year	97.0	113.8

Assumptions used in calculation of pension obligations

Assumptions used in calculation of pension obligations	2015	2014	2013

Rate of compensation increase at the end of year	2.50%	2.75%	3.75%
Discount rate at the end of year	2.70%	2.30%	4.00%
Prescribed pension index factor	1.20%	1.20%	1.40%
Expected return on plan assets for the year	3.30%	3.20%	4.40%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	2.50%	3.50%

The weighted-average asset allocation of funds related to the Company's defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2015 and 2014 was as follows:

Pension benefit plan assets	2015	2014
Equity securities	6.1%	7.1%
Debt securities	47.5%	53.4%
Real estate	14.7%	15.0%
Money market	25.2%	22.4%
Other	6.5%	2.1%
Total	100.0%	100.0%

The expected payments are based on the assumptions used to measure the Company's obligations
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2016-10. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2015 and include estimated future employee services.

(In millions of U.S. dollars)	Years ending December 31,
2016	11.7
2017	12.1
2018	12.3
2019	12.6
2020	12.9
2021 - 10.0	69.7
Total payments expected during the next 10 years	131.3